Report of Independent Registered Public
Accounting Firm


To the Shareholders and
Board of Trustees of Harbor Funds

In planning and performing our audit of the financial statements of Harbor Capital
Appreciation Fund, Harbor Large Cap Value
Fund, Harbor Mid Cap Fund, Harbor Mid
Cap Growth Fund, Harbor Mid Cap Value
Fund, Harbor Small Cap Growth Fund,
Harbor Small Cap Value Fund, Harbor
Strategic Growth Fund, Harbor Robeco
Emerging Markets Conservative Equities
Fund, Harbor Robeco Global Conservative
Equities Fund, Harbor Robeco International
Conservative Equities Fund, Harbor Robeco
US Conservative Equities Fund, Harbor
Robeco Emerging Markets Active Equities
Fund, Harbor Diversified International All
Cap Fund, Harbor Emerging Markets Equity
Fund, Harbor Focused International Fund,
Harbor Global Leaders Fund, Harbor
International Fund, Harbor International
Growth Fund, Harbor International Small
Cap Fund, Harbor Overseas Fund, Harbor
Bond Fund, Harbor Convertible Securities
Fund, Harbor Core Bond Fund, Harbor
High-Yield Bond Fund, Harbor Money
Market Fund, Harbor Target Retirement
Income Fund, Harbor Target Retirement
2020 Fund, Harbor Target Retirement 2025
Fund, Harbor Target Retirement 2030 Fund,
Harbor Target Retirement 2035 Fund,
Harbor Target Retirement 2040 Fund,
Harbor Target Retirement 2045 Fund,
Harbor Target Retirement 2050 Fund,
Harbor Target Retirement 2055 Fund, and
Harbor Target Retirement 2060 Fund
(collectively referred to as the "Funds"), (thirty six of the funds constituting Harbor
Funds) as of and for the period ended
October 31, 2020, in accordance with the standards of the Public Company
Accounting Oversight Board (United
States), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting.
Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S.
generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds' annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public
Company Accounting Oversight Board
(United States). However, we noted no
deficiencies in the Funds' internal control over financial reporting and their operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of October 31, 2020.

This report is intended solely for the
information and use of management and the Board of Trustees of the Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ ERNST & YOUNG LLP

Chicago, Illinois
December 21, 2020